Income Taxes	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

(10) Income Taxes

The Company realized net income in the current and various prior periods presented. Due to the deferred tax attributes of the derivatives and a deferred tax asset from prior periods, which was fully allowed for, no income tax benefit or expanse has been presented. Any tax liability associated with the gain was offset by the deferred tax assets and changing in the valuation allowance on those tax assets.